Other financial liabilities (Details 2) - CLP ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2024
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 156,202,002,000	$ 107,151,600,000
Borrowings, interest rate			6.60%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.80%
Non Current Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 60,831,465,000	14,228,181
Non Current Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	100,896,465	153,668,256
Non Current Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 4,919,394	$ 6,177,733
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Creditor Country	Chile
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 49,280	$ 53,401
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	3.39%	3.39%
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,324,000	$ 15,198
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	17,468	16,263
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 15,488	$ 21,940
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities		$ 100,964
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	5.65%	5.65%
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Two [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 25,276
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 93,708
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Two [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	27,793,000
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Two [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	31,085	28,272
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Two [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 34,830	$ 47,416
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,920,876-3
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,006,000-6
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 15,062
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.96%
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Three [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 15,062
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Three [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | D and D SpA [member] | Bank Borrowings Three [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 90,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.78%
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	90,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 30,000,000	$ 30,000,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	6.54%	8.34%
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 30,000,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		30,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 90,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		7.17%
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Five [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Five [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		90,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Five [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 2,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.32%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,000,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,000,000	$ 2,000,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.04%	8.70%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,000,000,000	$ 2,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 6,732,610	$ 2,000,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	7.74%	8.58%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,732,610,000	$ 2,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 5,977,327	$ 1,000,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.00%	8.04%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	5,977,327
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 6,726,334
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.60%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Nine [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Nine [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		6,726,334
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Nine [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 2,994,217
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		3.95%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Ten [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,994,217
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Ten [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Ten [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,651,019
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		3.45%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eleven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,651,019
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eleven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eleven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 5,967,737
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.00%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Twelve [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Twelve [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		5,967,737
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Twelve [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Creditor Country	Chile
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.66%
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,000,000,000
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 16,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.66%
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Thirteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Thirteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		16,000,000
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Thirteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Creditor Country	Bolivia
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 4,143,414
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.61%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Ten [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,227,678,000
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Ten [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,227,678
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Ten [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,688,058
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 8,270,650
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Eleven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,544,816,000
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Eleven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,544,816
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Eleven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,181,018
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,091,271
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Twelve [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 545,636,000
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Twelve [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	545,635
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Twelve [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,289,064
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.95%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Thirteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 736,608,000
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Thirteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	552,456
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Thirteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 4,187,509
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fourteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,080,648
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fourteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		1,080,648
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fourteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,026,213
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 8,400,143
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fifteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,240,038
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fifteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		2,240,038
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fifteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,920,067
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Sixteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 1,681,008
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Sixteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 720,432
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Sixteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		960,576
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Sixteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Seventeen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 1,296,776
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Seventeen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 486,291
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Seventeen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		648,388
Non Current Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Seventeen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		162,097
Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	166,647,324	174,074,170
Non Current Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	44,062,958	111,412,498
Non Current Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	615,318	14,468,888
Non Current Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,014,325,644	$ 924,957,102
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 115,357,118	$ 110,476,569
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 10,716	$ 10,270
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,598	10,158
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 115,335,804	$ 110,456,141
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 43,447,522	$ 69,403,986
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 43,447,522	$ 55,527,378
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		13,876,608
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 78,066,626	$ 75,029,099
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 548,536	$ 526,108
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	548,536	526,108
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 76,969,554	$ 73,976,883
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 592,159,908	$ 520,409,088
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 592,159,908	$ 520,409,088
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 77,018,766	$ 73,792,994
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 56,184	$ 56,014
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	56,184	56,014
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 76,906,398	$ 73,680,966
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 152,953,980	$ 146,434,024
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	152,953,980	$ 146,434,024
Non Current Bonds Payable [Member] | Bono Series D Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		91,041,000-8
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 55,292,728
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		1.00%
Non Current Bonds Payable [Member] | Bono Series D Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 55,292,728
Non Current Bonds Payable [Member] | Bono Series D Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series D Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bonds Payable One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,059,003,920	$ 1,050,838,488